Financial Risk Management - Summary of Detail of Net Debt (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 06, 2025	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	R$ 280,091	R$ 223,302		R$ 660,305	R$ 136,581
Financial instruments at fair value through profit or loss	1,534,471	1,531,036
Financial instruments at amortized cost	6,141	6,991
Judicial deposits	43,999	0	R$ 43,737
Trade payables	(13,369)	(11,527)
Labor and social security obligations	(208,643)	(191,063)
Accounts payable	(38,107)	(38,667)
Lease liabilities	(160,184)	(119,455)
Convertible preferred shares	(513,765)	(577,982)
Commercial notes	(87,326)	(55,150)		R$ (73,189)
Consideration payable	(6,029)	(10,542)
Banco Security	(10,153)	(5,647)
Other obligations	0	1,555
Provisions for contingencies	(44,446)	0
Retirement plans liabilities	(508,416)	(374,813)
Net debt	R$ 274,264	R$ 374,928